Form 24F-2
                     Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.	Name and Address of Issuer:

 	Greenspring Fund, Incorporated
     	2330 West Joppa Road, Suite 110
     	Lutherville, MD 21093

2.  	Name of each series or class of funds for which this notice is filed:

      Greenspring Fund, Incorporated

3.  	Investment Company Act File Number: 811-3627

     	Securities Act File Number: 2-81956

4a.  	Last day of fiscal year for which this notice is filed:

     	December 31, 2003

4b.  	Check box if this notice is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year):  [ ]


4c.  	Check box if this is the last time the issuer will be filing this
      Form. [ ]

5. 	Calculation of registration fee:

(i)   Aggregate sale price of
      securities sold during the
      fiscal year pursuant to
      section 24f-2:                                      $58,810,118.22
(ii)  Aggregate price of securities
      redeemed or repurchased
      during the fiscal year (if
      applicable)                         (18,431,985.32)
(iii) Aggregate price of securities
      redeemed or repurchased
      during any prior fiscal year ending
      no earlier than October 11, 1995
      that were not previously used to
      reduce registration fees payable to
      the Commission:                               0.00
                                          ---------------
(iv)  Total available redemption
      credits (add Items 5(ii) and
      5(iii):                                               (18,431,985.32)
                                                            ---------------
(v)   Net sales - if Item 5(i) is
      greater than 5(iv):                                   $40,378,132.90
(vi)  Redemption credits available
      for use in future years - if Item
      5(i) is less than Item 5(iv)
      (subtract Item 5(iv) from Item
      5(i)):                                         0.00
(vii) Multiplier for determining
      registration fee (See Instruction
      C.9):                                                       .0001267
                                                             -------------
(viii)Registration fee due
      (multiply Item 5(v) by Item 5(vii))
      (enter "0" if no fee due):                                 $5,115.91
                                                             =============
6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A
      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A

7. Interest Due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

      Not Applicable

8. Total amount of the registration fee due plus any interest due (line 5(viii) plus line 7):

      $5,115.91

9.	Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      February 23, 2004

	Method of Delivery:

	[X] Wire Transfer
	[ ] Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):	/s/Michael T. Godack, Sr. Vice President
                              ----------------------------------------
				      Michael T. Godack

Date:         February 23, 2004